 THIS SALES AND ADVERTISING LITERATURE MUST BE READ IN CONJUNCTIONWITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THEIMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH ITRELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOUIN CONNECTION WITH THIS OFFERING.

MACKENZIE REALTY CAPITAL: A FRESH APPROACH TO REAL ESTATE INVESTING.

Real estate has long been considered by some to be a valued component of a well-diversified portfolio. Until now, only institutional investors and high net worth individuals had access to the innovative real estate approach offered by MacKenzie Capital Management.

With MacKenzie Realty Capital, certain investors may be able to participate in MacKenzie's real estate strategy, which seeks to provide current cash flow along with the potential for future returns. With its low minimum investment ($5,000), this publicly registered fund that seeks to build a diversified portfolio of real estate securities may be a smart option for some investors.

MACKENZIE
Realty Capital

OFFERING TERMS

- PUBLICLY REGISTERED
- $150,000,000 MAXIMUM OFFERING SIZE
- $5,000 MINIMUM INVESTMENT
- DIVIDEND REINVESTMENT PLAN (DRIP) 90% OF CURRENT OFFERING PRICE
- QUARTERLY REPURCHASE SUBJECT TO BOARD APPROVAL & OTHER RESTRICTIONS
- QUARTERLY NAV
- VARIABLE MINIMUM SUITABILITY REQUIREMENTS

Seeking Value In Investments That Others Often Overlook

The fund is a business development company that has elected to be taxed as a REIT, with a core strategy to purchase illiquid securities at significant discounts to estimated net asset value. With them, the fund seeks to build a relatively diversified portfolio of current income-producing and growth-oriented illiquid and thinly traded REITs and limited partnerships.

The fund believes the suspension of many REIT redemption programs may present opportunities to acquire real estate securities at a discount. The fund will seek to leverage the current demand for liquidity to potentially create income and growth. MacKenzie Realty Capital seeks to provide current cash flow and future returns based on the arbitrage between the discounted price paid for the real estate securities and the future liquidation value of the underlying assets.

The Management Team

MacKenzie Realty Capital is managed by MacKenzie Capital Management and its investment advisory affiliate, MCM Advisers, LP (together, "MacKenzie"). Mackenzie has specialized in the area of discounted real estate securities, including non-traded REITs and limited partnerships, for more than a quarter of a century.

MacKenzie's management team attempts to produce returns for its fund clients by practicing a disciplined approach to real estate investing. MacKenzie's seasoned team of real estate and securities analysts has extensive hands-on acquisition experience and deep insight into the real estate market. It also has a proprietary database of real estate securities collected over 27 years of continued analysis, which allows it to quickly recognize—and potentially capitalize on—windows of opportunity.

The Fund is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission. Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

A copy of the Prospectus may be obtained from the Fund by calling 800-854-8357, by writing to the Fund at 1640 School Street, Moraga, CA 94556, or by visiting www.mackenzierealty.com.

Our Investment Strategy and Philosophy

MacKenzie Realty Capital takes the approach of targeting undervalued portfolios and minority positions in existing public real estate partnerships, single-asset private placements, co-mingled real estate partnerships owned by institutional investors, and smaller-capitalized public and private REITs.

The fund seeks to identify smaller capitalized companies and partnerships where significant value may already exist. Within this niche marketplace, the fund will search for thinly traded public and private limited partnership securities and shares of REITs it could purchase and potentially provide liquidity for their current holders.

MacKenzie Realty Capital believes that there is a chasm between underlying asset value and market pricing in the secondary markets for the securities of real estate operating companies and partnerships. The fund believes this has produced a well defined (though not well known) universe of smaller, less capitalized, usually thinly traded and potentially undervalued companies and partnerships. The fund believes an experienced, disciplined investment manager like MacKenzie may be well positioned to help the fund's investors capture and realize these potential values in today's marketplace.

We understand that targeting undervalued, illiquid securities bears a high degree of risk and investors should not consider the investment unless they can tolerate this risk, including loss of their entire investment.

In Real Estate Investing, Solid Research is Key

Before an investment is made, the researchers at MacKenzie will conduct an exhaustive analysis of each underlying property's asset value. Each security's underlying real estate assets will be analyzed to determine if they currently are, or are potentially capable of, generating positive cash flow. MacKenzie will estimate the current net asset value of the real estate assets, using financial and operating reports as well as information from actual real estate transactions. Often, MacKenzie's analysts will make an on-site inspection of major properties backing each security issue. Only after we are confident of an asset's inherent value will we add it to our portfolio.

MacKenzie's analysts typically review over 500 real estate securities every year in an effort to identify favorable opportunities. The fund believes this intensive due diligence sets it apart, and is therefore the backbone of MacKenzie's investment program.

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FACTS AT A GLANCE

MacKenzie Realty Capital is a non-traded, publicly registered investment fund that seeks to provide current cash flow and the potential for future returns.

MacKenzie Realty Capital is an alternative investment fund that has elected to be treated as a business development company and taxed as a REIT.

MacKenzie has been actively managing portfolios of discounted real estate securities since 1987.

The fund seeks to purchase illiquid securities at significant discounts to estimated net asset value.

DISCLOSURES

The foregoing information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of MacKenzie Realty Capital, Inc. (the "Fund") may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. The Fund will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-212804), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

The Fund should be considered speculative and involves a high degree of risk including the potential loss of investment. The Fund's illiquid nature will prevent investors from having access to their money for an indefinite period of time. Investors are subject to stockholder transaction expenses of 13% in addition to annual management fees. The Base Management Fee is estimated to be 2.63% of net assets after the first year of the offering, assuming the sale of 5,000,000 shares, and 2.17% after completion of the sale of 15,000,000 shares. The portfolio structuring fee is estimated to be 1.79% of net assets after first year, and there would be no such fee after completion of the offering. We estimate that organizational and offering costs will be 0.59% of net assets after first year, but no such costs will be incurred after the offering. Thus, first year annual expenses including portfolio structuring fee would be 5.62% of net assets and after the offering the percentage would be 2.69%.

The Fund has elected to be taxed as a REIT, but if it fails to meet the requirements, there may be adverse tax consequences.

NEITHER THIS PRESENTATION NOR THE CONTENT HEREIN CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE FUND'S SHARES (WHICH MAY ONLY BE DONE THROUGH THE PROSPECTUS) AND IS NOT INCORPORATED BY REFERENCE INTO THE PROSPECTUS. **Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing.** Securities products and services are offered through Arete Wealth Management, LLC. Arete is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Arete is not affiliated with the Fund or its affiliates. Arete Wealth Management, LLC is a registered broker dealer that may sell the Fund in North Carolina.

THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA DOES NOT RECOMMEND OR ENDORSE THE PURCHASE OF THESE SECURITIES. This is not an offering, which may be made only by prospectus. The Attorney General of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful.

RISK SUMMARY

You should carefully review the Prospectus, including its discussion of the risks the Fund faces under "Risk Factors" beginning on page 13 of the Prospectus, which include:

- Investors should not expect to be able to sell the Fund's shares regardless of how it performs; and if an investor is able to sell shares, they will likely receive less than the purchase price and current net asset value.
- The Fund does not intend to list its shares on any securities exchange until 2024, and it does not expect a secondary market in the shares to develop.
- The Fund has a share repurchase program to repurchase shares at a 10% discount to the offering price, but it does not expect to repurchase more than 5% of the average number of shares that were outstanding in the prior year.
- Distributions are not guaranteed, and the Fund is permitted to return a limited amount of its capital, or borrow, to fund distributions (though it intends to do neither).
- There is no minimum number of shares that must be purchased before the Fund effects closings of share sales, which means the Fund's expense ratio could be greater than anticipated.
- The Fund operates in a highly competitive market for investment opportunities.
- The Fund's incentive fee structure and the formula for calculating the management fee may incentivize MacKenzie to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.
- Investing in real estate-related companies involves a high degree of risk and the Fund's financial results may be affected adversely if one or more of its significant portfolio investments defaults on its loans or fails to perform as expected.
- The Fund may borrow money, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in the Fund.
- There will be uncertainty as to the value of the Fund's portfolio investments.
- Shares of BDCs have in the past frequently traded at discounts to their net asset values, and the Fund cannot provide assurances that the price of its shares will not decline below its net asset value per share if and when a market for them develops.
- If the Fund lists its shares on an exchange, its stock price may be volatile and may decrease substantially.
- Fund stockholders may not receive distributions or the Fund's distributions may not grow over time.
- Sales of stock in the Fund's offering will be dilutive to the net asset value.
- Regulations governing the Fund's operation as a BDC affect its ability to raise additional capital. As a BDC, the necessity of raising additional capital may expose the Fund to risks, including the typical risks associated with leverage.

MACKENZIE
Realty Capital

MACKENZIE REALTY CAPITAL
MACKENZIE CAPITAL MANAGEMENT, LP
MCM ADVISERS, LP
MCM-GP, INC

800-854-8357 main
925-631-9100 local
925-631-9119 fax

1640 School Street
Moraga, CA 94556
www.mackenzierealty.com

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